Income tax expense	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Income tax expense
6 Income tax expense

	2024	2023	2022
	US$M	US$M	US$M
Total taxation expense comprises:
Current tax expense	7,435	6,690	10,673
Deferred tax (benefit)/expense	(988)	387	64

Total taxation expense	6,447	7,077	10,737

	2024	2023	2022
	US$M	US$M	US$M
Factors affecting income tax expense for the year
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	16,048	21,401	33,137

Tax on profit at Australian prima facie tax rate of 30 per cent	4,814	6,420	9,941

Tax effect of (loss)/profit from equity accounted investments, related impairments and expenses 1	737	(37)	(19)
Derecognition of deferred tax assets and current year tax losses 2	666	526	1,087
Tax on remitted and unremitted foreign earnings	224	137	441
Amounts (over)/under provided in prior years	(25)	(18)	(80)
Foreign exchange adjustments	(79)	94	(233)
Recognition of previously unrecognised tax assets	(110)	(109)	(3)
Impact of tax rates applicable outside of Australia	(556)	(558)	(801)
Other	344	236	97

Income tax expense	6,015	6,691	10,430

Royalty-related taxation (net of income tax benefit) 3	432	386	307

Total taxation expense	6,447	7,077	10,737

1
This item removes the prima facie tax effect on (loss)/profit from equity accounted investments, related impairments and expenses that are net of tax, with the exception of the Samarco forward exchange derivatives described in note 4 ‘Significant events – Samarco dam failure’, which are taxable.

2	Includes the tax impacts related to the exceptional impairments of US deferred tax assets in the year ended 30 June 2022 as presented in note 3 ‘Exceptional items’.

3	Includes the revaluation of deferred tax balances in the year ended 30 June 2023, following the substantive enactment of the Chilean Royalty Bill, as presented in note 3 ‘Exceptional items’.
Income tax recognised in other comprehensive income is as follows:

	2024	2023	2022
	US$M	US$M	US$M
Income tax effect of:
Items that may be reclassified subsequently to the income statement:
Hedges:
(Losses)/gains taken to equity	10	(29)	274
Losses/(gains) transferred to the income statement	(15)	45	(264)
Others	–	(11)	–

Income tax (charge)/credit relating to items that may be reclassified subsequently to the income statement	(5)	5	10

Items that will not be reclassified to the income statement:
Re-measurement gains/(losses) on pension and medical schemes	(13)	7	(9)

Income tax (charge)/credit relating to items that will not be reclassified to the income statement	(13)	7	(9)

Total income tax (charge)/credit relating to components of other comprehensive income 1	(18)	12	1

1
Included within total income tax relating to components of other comprehensive income is US$(18) million relating to deferred taxes and US$ nil relating to current taxes (2023: US$12 million and US$

nil; 2022: US$1 million and US$

nil).

Recognition and measurement
Taxation on the profit/(loss) for the year comprises current and deferred tax. Taxation is recognised in the income statement except to the extent that it relates to items recognised directly in equity or other comprehensive income, in which case the tax effect is also recognised in equity or other comprehensive income.

Current tax	Deferred tax	Royalty-related taxation
Current tax is the expected tax on the taxable income for the year, using tax rates and laws enacted or substantively enacted at the reporting date, and any adjustments to tax payable in respect of previous years.
Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the Financial Statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for in accordance with IAS 12/AASB 112 ‘Income Taxes’ (IAS 12).

Deferred tax is generally provided on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Financial Statements. Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilised.

Deferred tax is not recognised for temporary differences relating to:

•   initial recognition of goodwill

•   initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit, except where the transaction gives rise to equal and offsetting taxable and deductible temporary differences

•   investment in subsidiaries, associates and jointly controlled entities where the Group is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future

Deferred tax is measured at the tax rates that are expected to be applied when the asset is realised or the liability is settled, based on the laws that have been enacted or substantively enacted at the reporting date.

Current and deferred tax assets and liabilities are offset when the Group has a legally enforceable right to offset and when the tax balances are related to taxes levied by the same tax authority and the Group intends to settle on a net basis, or realise the asset and settle the liability simultaneously.
Royalties are treated as taxation arrangements (impacting income tax expense/(benefit)) when they are imposed under government authority and the amount payable is calculated by reference to revenue derived (net of any allowable deductions) after adjustment for temporary differences. Obligations arising from royalty arrangements that do not satisfy these criteria are recognised as current liabilities and included in expenses.
International Tax Reform – Pillar Two Model Rules
The Organisation for Economic
Co-operation
and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting previously published the Pillar Two model rules designed to address the tax challenges arising from the digitalisation of the global economy, including the implementation of a global minimum tax. The Group has a presence in jurisdictions that have enacted or substantively enacted legislation in relation to the OECD/G20 BEPS Pillar Two model rules.
The enacted or substantively enacted rules apply to income years commencing on or after 1 January 2024 and, on this basis, there is no current tax impact for the income year ended 30 June 2024. The temporary exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes has been applied at 30 June 2024, pursuant to the amendments to IAS 12 issued on 23 May 2023 and 27 June 2023 by the IASB and AASB respectively.
The Group continues to monitor and evaluate the domestic implementation of the Pillar Two rules in the jurisdictions in which it operates. The Group’s potential exposure to Pillar Two taxes, based on legislation that is enacted or substantively enacted, is not expected to be material.
Uncertain tax and royalty matters
The Group operates across many tax jurisdictions. Application of tax law can be complex and requires judgement to assess risk and estimate outcomes. These judgements are subject to risk and uncertainty, hence there is a possibility that changes in circumstances will alter expectations, which may impact the amount of tax assets and tax liabilities, including deferred tax, recognised on the balance sheet and the amount of other tax losses and temporary differences not yet recognised. The evaluation of tax risks considers both amended assessments received and potential sources of challenge from tax authorities. The status of proceedings for these matters will impact the ability to determine the potential exposure and in some cases, it may not be possible to determine a range of possible outcomes or a reliable estimate of the potential exposure.
Tax and royalty matters with uncertain outcomes arise in the normal course of business and occur due to changes in tax law, changes in interpretation of tax law, periodic challenges and disagreements with tax authorities and legal proceedings.
Tax and royalty obligations assessed as having probable future economic outflows capable of reliable measurement are provided for as at 30 June 2024. Matters with a possible economic outflow and/or presently incapable of being measured reliably
are contingent liabilities and disclosed in note 34 ‘Contingent liabilities’. Details of uncertain tax and royalty matters relating to Samarco are disclosed in note 4 ‘Significant events – Samarco dam failure’.

Key judgements and estimates
Income tax classification
Judgements
: The Group’s accounting policy for taxation, including royalty-related taxation, requires management’s judgement as to the types of arrangements considered to be a tax on income in contrast to an operating cost.
Deferred tax
Judgements:
Judgement is required in:

-	determining the amount of deferred tax assets to be recognised based on the likely timing and the level of future taxable profits;

-	assessing whether changes in tax regimes or applicable tax rates are substantively enacted at the reporting date;

-
recognising deferred tax liabilities arising from temporary differences in investments. These deferred tax liabilities caused principally by retained earnings held in foreign tax jurisdictions are recognised unless repatriation of retained earnings can be controlled and is not expected to occur in the foreseeable future.

In FY2023, judgement was applied in determining the Chilean Royalty Bill was substantively enacted at the reporting date. It was considered that the process of enactment was complete and the remaining steps for enactment would not change the outcome of the tax rates to be applied in measuring the deferred tax assets and liabilities.
Estimates
:
The Group assesses the recoverability of recognised and unrecognised deferred taxes, including losses in Australia, the United States and Canada on a consistent basis. Estimates and assumptions relating to projected earnings and cash flows as applied in the Group impairment process are used for operating assets.
These forecasts are also used to estimate the royalty-related tax rates to apply when the deferred tax assets are realised and deferred tax liabilities are settled.